NEOS Nasdaq-100® High Income ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 98.3%(c)	Shares	Value
Automobiles - 2.8%
Tesla, Inc.(a)	2,100	$423,948

Beverages - 2.6%
Coca-Cola Europacific Partners PLC	480	32,942
Keurig Dr. Pepper, Inc.	1,530	45,762
Monster Beverage Corp.(a)	1,140	67,374
PepsiCo, Inc.	1,500	248,010
		394,088

Biotechnology - 3.7%
Amgen, Inc.	570	156,082
Biogen, Inc.(a)	150	32,549
Gilead Sciences, Inc.	1,380	99,498
Moderna, Inc.(a)	420	38,741
Regeneron Pharmaceuticals, Inc.(a)	120	115,931
Vertex Pharmaceuticals, Inc.(a)	270	113,600
		556,401

Broadline Retail - 6.1%
Amazon.com, Inc.(a)	4,470	790,117
MercadoLibre, Inc.(a)	30	47,859
PDD Holdings, Inc. - ADR(a)	750	93,405
		931,381

Commercial Services & Supplies - 0.7%
Cintas Corp.	90	56,575
Copart, Inc.(a)	1,080	57,402
		113,977

Communications Equipment - 1.5%
Cisco Systems, Inc.	4,590	222,018

Consumer Staples Distribution & Retail - 2.7%
Costco Wholesale Corp.	480	357,068
Dollar Tree, Inc.(a)	240	35,203
Walgreens Boots Alliance, Inc.	990	21,047
		413,318

Electric Utilities - 1.2%
American Electric Power Co., Inc.	570	48,558
Constellation Energy Corp.	360	60,643
Exelon Corp.	1,110	39,782
Xcel Energy, Inc.	600	31,614
		180,597

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	150	36,932

Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,110	32,845

Entertainment - 2.4%
Electronic Arts, Inc.	300	41,844
Netflix, Inc.(a)	450	271,315
Take-Two Interactive Software, Inc.(a)	180	26,447
Warner Bros. Discovery, Inc.(a)	2,760	24,260
		363,866

Financial Services - 0.5%
PayPal Holdings, Inc.(a)	1,170	70,598

Food Products - 1.0%
Kraft Heinz Co. (The)	1,380	48,686
Mondelez International, Inc. - Class A	1,500	109,605
		158,291

Ground Transportation - 0.9%
CSX Corp.	2,160	81,950
Old Dominion Freight Line, Inc.	120	53,098
		135,048

Health Care Equipment & Supplies - 1.9%
Dexcom, Inc.(a)	420	48,329
GE HealthCare Technologies, Inc.	510	46,553
IDEXX Laboratories, Inc.(a)	90	51,771
Intuitive Surgical, Inc.(a)	390	150,384
		297,037

Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. - Class A(a)	450	70,862
Booking Holdings, Inc.(a)	30	104,065
DoorDash, Inc. - Class A(a)	420	52,319
Marriott International, Inc. - Class A	330	82,457
Starbucks Corp.	1,290	122,421
		432,124

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	750	149,048

Interactive Media & Services - 9.6%
Alphabet, Inc. - Class A(a)	2,580	357,227
Alphabet, Inc. - Class C(a)	2,490	348,052
Meta Platforms, Inc. - Class A	1,560	764,602
		1,469,881

IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	570	45,041
MongoDB, Inc.(a)	60	26,855
		71,896

Life Sciences Tools & Services - 0.2%
Illumina, Inc.(a)	180	25,169

Machinery - 0.4%
PACCAR, Inc.	600	66,534

Media - 1.9%
Charter Communications, Inc. - Class A(a)	150	44,090
Comcast Corp., Class A - Class A	4,410	188,969
Sirius XM Holdings, Inc.	4,320	19,094
Trade Desk, Inc. - Class A(a)	510	43,569
		295,722

Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	180	32,854

Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	630	40,421

Professional Services - 1.3%
Automatic Data Processing, Inc.	450	113,008
Paychex, Inc.	390	47,822
Verisk Analytics, Inc.	150	36,285
		197,115

Real Estate Management & Development - 0.3%
CoStar Group, Inc.(a)	450	39,164

Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices, Inc.(a)	1,860	358,105
Analog Devices, Inc.	540	103,583
Applied Materials, Inc.	960	193,555
ASML Holding N.V.	90	85,652
Broadcom, Inc.	540	702,264
GLOBALFOUNDRIES, Inc.(a)	630	34,442
Intel Corp.	5,370	231,179
KLA Corp.	150	102,345
Lam Research Corp.	150	140,738
Marvell Technology, Inc.	990	70,943
Microchip Technology, Inc.	600	50,484
Micron Technology, Inc.	1,260	114,169
NVIDIA Corp.	1,080	854,409
NXP Semiconductors N.V.	270	67,427
ON Semiconductor Corp.(a)	480	37,882
QUALCOMM, Inc.	1,260	198,815
Texas Instruments, Inc.	1,050	175,697
		3,521,689

Software - 17.2%
Adobe, Inc.(a)	510	285,742
ANSYS, Inc.(a)	90	30,075
Atlassian Corp. - Class A(a)	180	37,336
Autodesk, Inc.(a)	240	61,961
Cadence Design Systems, Inc.(a)	300	91,314
Crowdstrike Holdings, Inc. - Class A(a)	240	77,796
Datadog, Inc. - Class A(a)	330	43,382
Fortinet, Inc.(a)	840	58,052
Intuit, Inc.	300	198,866
Microsoft Corp.	3,240	1,340,193
Palo Alto Networks, Inc.(a)	360	111,798
Roper Technologies, Inc.	120	65,368
Splunk, Inc.(a)	180	28,120
Synopsys, Inc.(a)	150	86,060
Workday, Inc. - Class A(a)	240	70,718
Zscaler, Inc.(a)	150	36,296
		2,623,077

Specialty Retail - 0.8%
O'Reilly Automotive, Inc.(a)	60	65,246
Ross Stores, Inc.	390	58,094
		123,340

Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	6,870	1,241,752

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.(a)	120	56,051

Trading Companies & Distributors - 0.3%
Fastenal Co.	660	48,187

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	1,290	210,657
TOTAL COMMON STOCKS (Cost $14,683,736)		14,975,026

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(b)	389,880	389,880
TOTAL SHORT-TERM INVESTMENTS (Cost $389,880)		389,880

TOTAL INVESTMENTS - 100.9% (Cost $15,073,616)		$15,364,906
Liabilities in Excess of Other Assets - (0.9)%		(132,117)
TOTAL NET ASSETS - 100.0%		$15,232,789

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(c)	All or a portion of these securities have been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $14,975,026.

NEOS Nasdaq-100® High Income ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (1.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
NASDAQ 100 Index	0	0	–
Expiration: 04/19/2024; Exercise Price: $18,675.00	$(5,413,155)	(3)	$(57,990)
Expiration: 04/19/2024; Exercise Price: $18,400.00	(5,413,155)	(3)	(88,215)
Total Call Options			(146,205)
TOTAL OPTIONS WRITTEN (Premiums received $151,269)			$(146,205)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS ETF Trust
NEOS Nasdaq-100® High Income ETF
Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

NEOS Nasdaq-100® High Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$14,975,026	$–	$–	$14,975,026
Money Market Funds	389,880	–	–	389,880
Total Assets	$15,364,906	$–	$–	$15,364,906

Liabilities:
Options Written	$–	$(146,205)	$–	$(146,205)
Total Liabilities	$–	$(146,205)	$–	$(146,205)

Refer to the Schedule of Investments for industry classifications.

The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.